Unaudited Interim Condensed Consolidated Statement of Changes in Shareholders' Equity - USD ($) $ in Thousands	Share capital	Share premium	Foreign currency translation reserve	Fair value adjustment available - for - sale financial assets	(Accumulated deficit) retained earnings	Total
Equity at beginning of period at Dec. 31, 2016	$ 800	$ 339,955	$ (37,771)	$ 218	$ (147,400)	$ 155,802
Net (loss) income for the period					941,236	941,236
Other comprehensive income (loss)			77,023	(160)		76,863
Total comprehensive (loss) income			77,023	(160)	941,236	1,018,099
Exercise of warrants	1	48				49
Share-based payment costs					384	384
Tax resulting from share-based payment costs					(39)	(39)
Transactions with owners	1	48			345	394
Equity at end of period at Jun. 30, 2017	801	$ 340,003	39,252	$ 58	794,181	1,174,295
Equity at beginning of period at Dec. 31, 2017	151		91,902		(2,373)	89,680
Net (loss) income for the period					(5,270)	(5,270)
Other comprehensive income (loss)			(2,514)			(2,514)
Total comprehensive (loss) income			(2,514)		(5,270)	(7,784)
Exercise of warrants	1					1
Distribution to equity award holders					(371)	(371)
Share-based payment costs					3,689	3,689
Transactions with owners	1				3,318	3,319
Equity at end of period at Jun. 30, 2018	$ 152		$ 89,388		$ (4,325)	$ 85,215